Commitments and Contingencies - Summary of Off-Balance Sheet Credit Risk (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Approximate Contract Amount	$ 1,107,910	$ 1,149,156
Commitments to extend credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Approximate Contract Amount	884,142	923,424
Credit card facilities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Approximate Contract Amount	196,901	198,500
Standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Approximate Contract Amount	24,278	19,562
Commercial letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Approximate Contract Amount	$ 2,589	$ 7,670